Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Detailed Information About Property, Plant and Equipment

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	Ps. 848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099
Acquisitions	5,918,741	(3,078)	713,306	8,186,133	1,220,301	1,313,245	73,983	959,754	43,178,921	779,898	—	—	62,341,204
Reclassifications	(1,963,411)	—	101,327	—	(7,280)	—	150,879	(73,609)	42,424	47,190	16	—	(1,702,464)
Capitalization	432,546	—	6,626,995	24,349,676	13,879	1,474,545	5,198	—	(32,989,533)	86,694	—	—	—
(Impairment)	(15,648,621)	—	(6,880,060)	(16,661,200)	—	(9,736,235)	—	—	(1,819,404)	—	—	—	(50,745,520)
Reversal of impairment	8,644,317	—	1,011,652	35,080,511	429,790	13,503,826	—	—	—	—	—	—	58,670,096
Disposals	(1,140,879)	—	(1,559,844)	(151,405)	(944,145)	—	(571,445)	(70,169)	(162,111)	(210,005)	(16)	—	(4,810,019)

Balances as of June 30, 2020	Ps. 845,084,020	13,089,746	460,948,453	1,354,472,661	64,030,772	333,038,323	50,066,177	17,171,194	148,175,737	44,853,313	—	—	3,330,930,396

Balances as of January 1, 2020	Ps. 848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	—	3,267,177,099
Acquisitions	13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	—	169,864,041
Reclassifications	(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	—	(1,534,443)
Capitalization	9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—	—
(Impairment)	(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	—	(159,940,332)
Reversal of impairment	9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	—	123,586,632
Disposals	(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	—	(18,515,877)

Balances as of December 31, 2020	Ps. 811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	—	3,380,637,120

Acquisitions	3,880,893	—	827,389	16,016,060	10,822	1,215,842	732,709	23,263	41,666,809	—	—	—	64,373,787
Reclassifications	(25,191)	—	(21,158)	9,491	(27)	14,966	(4,920)	(5,303)	(1,920)	(1,660)	1,625	—	(34,097)
Capitalization	603,525	—	1,797,529	20,344,576	49,009	2,148,170	118,110	—	(25,060,919)	—	—	—	—
(Impairment)	(4,953,757)	—	(8,286,406)	(23,215,425)	—	1,362,306	—	—	—	—	(1,421)	—	(35,094,703)
Reversal of impairment	10,786,947	—	3,311,419	51,541,252	—	1,537,685	—	109,860	—	—	—	—	67,287,163
Disposals	(65,719)	—	(28,862)	—	(38,932)	—	(19,156)	(49,427)	(1,118,730)	(15,164)	(204)	—	(1,336,194)

Balances as of June 30, 2021	Ps. 821,931,720	13,492,631	479,391,576	1,451,924,203	60,332,611	360,631,998	49,655,753	16,907,925	177,355,664	44,208,995	—		3,475,833,076

Accumulated depreciation and amortization
Balances as of January 1, 2020	Ps. (481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)
Depreciation and amortization	(21,266,709)	(227,586)	(6,509,285)	(27,967,312)	(987,990)	(5,816,001)	(1,155,393)	(394,499)	—	—	—	—	(64,324,775)
Reclassifications	2,017,565	—	(242,871)	—	7,421	—	(68,412)	(11,239)	—	—	—	—	1,702,464
Disposals	679,050	—	692,385	—	771,012	—	509,248	114,487	—	—	—	—	2,766,182

Balances as of June 30, 2020	Ps. (500,035,257)	(5,745,035)	(195,479,067)	(1,053,008,773)	(43,833,720)	(199,351,088)	(43,762,514)	(8,269,212)	—	—	—	—	(2,049,484,666)

Balances as of January 1, 2020	Ps. (481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	—	(1,989,628,537)
Depreciation and amortization	(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	—	(129,631,820)
Reclassifications	1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	—	1,534,443
Disposals	1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	—	13,218,315

Balances as of December 31, 2020	Ps. (520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	—	(2,104,507,599)

Depreciation and amortization	(18,091,427)	(165,407)	(7,917,965)	(32,861,788)	(922,250)	(6,932,087)	(996,256)	(310,687)	—	—	—	—	(68,197,867)
Reclassifications	47,616	—	(5,964)	—	25	—	1,659	(9,239)	—	—	—	—	34,097
Disposals	6,367	—	154,721	—	112,861	—	(7,215)	22,292	—	—	—	—	289,026

Balances as of June 30, 2021	Ps. (538,619,642)	(6,067,849)	(208,745,537)	(1,114,228,591)	(40,702,904)	(211,170,551)	(44,338,682)	(8,508,587)	—	—	—	—	(2,172,382,343)

Wells, pipelines, properties, plant and equipment—net as of June 30, 2020	Ps. 342,331,315	7,344,711	229,678,985	288,329,751	20,197,052	119,530,161	6,303,663	8,901,982	148,175,737	44,853,313	—	—	1,215,646,670

Wells, pipelines, properties, plant and equipment—net as of December 31, 2020	Ps. 291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	—	1,276,129,521

Wells, pipelines, properties, plant and equipment—net as of June 30, 2021	Ps. 283,312,078	7,424,782	270,646,039	337,695,612	19,629,707	149,461,447	5,317,071	8,399,338	177,355,664	44,208,995	—	—	1,303,450,733

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25

(1)	Mainly wells, pipelines and plants.
A.
For the
six-month
period ended June 30, 2021 and the year ended December 31, 2020, the financing cost identified with fixed assets in the construction

or
installation stage, capitalized as part of the value of such fixed assets, was Ps. 1,487,241 and Ps. 3,893,248, respectively. Financing costs during the
six-month
period ended June 30, 2021 and the year ended December 31, 2020 were 6.15% to 6.35% and 5.75% to 7.08%,

respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the six-month
periods ended June 30, 2021 and 2020, recognized in operating costs and expenses, was Ps. 68,197,867, and Ps. 64,324,775, respectively, which includes costs related to plugging and abandonment of wells for the six-month
periods ended June 30, 2021 and 2020, of Ps. 68,335 and Ps. 1,502,323, respectively.

C.
As of June 30, 2021 and December 31, 2020, provisions relating to future plugging of wells costs amounted to Ps. 77,567,029 and Ps. 77,125,513
,
respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D .	As of June 30, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 800,793 and Ps. 74,512,844 , respectively.

E.
During the
six-month
periods ended June 30, 2021 and 2020, PEMEX recognized a reversal of impairment of Ps. 32,192,460 and Ps. 7,924,576, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

June 30,
	2021	2020
Average crude oil price	54.56 USD/bl	50.29 USD/bl
Average gas price	4.69 USD/mpc	5.27 USD/mpc
Average condensates price	63.77 USD/bl	56.67 USD/bl
Discount rate	5.68% annual	6.30% annual

Pemex industrial transformation [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment and impairment were in the following cash generating units:

	2021		2020
Tula Refinery	Ps.	5,712,131	2,919,561
Minatitlán Refinery		1,104,019	2,577,365
Morelos Petrochemical Complex		1,006,727	—

Reversal of impairment		7,822,877	5,496,926
Madero Refinery		(3,932,505)	(8,206,051)

(Impairment)		(3,932,505)	(8,206,051)

Reversal of impairment (impairment)	Ps.	3,890,372	(2,709,125)

Summary of Recoverable Amount of Assets
As of June 30, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2021		2020
Tula Refinery	Ps.	59,876,872	57,078,940
Salina Cruz Refinery		48,166,092	41,073,212
Minatitlán Refinery		18,696,336	68,093,035
Morelos Petrochemical Complex		9,397,241	—
Madero Refinery		2,474,929	17,390,498

Total	Ps.	138,611,470	183,635,685

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2021		2020		2021	2020	2021	2020	2021	2020
	Refining				Gas		Petrochemicals		Ethylene
Average crude oil Price per barrel	U.S. $	56.61	U.S. $	35.50	N.A.		N.A.		N.A.
Processed volume (i)		921 Mbd		775 Mbd	Variable because the load inputs are diverse
Rate of Ps./U.S. dollar		19.8027		22.9715	19.8027	22.9715	19.8027	22.9715	19.8027	22.9715
Useful lives of the cash generating units (year average)		11		12	7	7	6	7	5	6
Discount rate (% annual)		8.95%		11.63%	10.00%	9.72%	8.18%	8.81%	8.18%	8.17%
Period*		2021-2032			2021-2027		2021-2026		2021-2025

*	The first 5 years are projected and stabilize at year 6.
(i)	Average of the first 4 years .

Pemex Exploration And Production [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment
The net reversal of impairment was in the following CGUs:

	2021	2020
Cantarell	Ps. 31,525,044	37,273,206
Aceite Terciario del Golfo	7,866,243	10,133,871
Crudo Ligero Marino	7,062,045	—
Antonio J. Bermudez	5,446,794	—
Tamaulipas Constituciones	1,787,997	—
Arenque	600,607	415,367
Ixtal - Manik	481,672	—
Burgos	—	955,460
Cuenca de Mascupana	—	158,663

Reversal of impairment	54,790,402	48,936,567
Chuc	(10,556,097)	(20,959,512)

Tsimin Xux	(7,479,619)	(14,774,073)
Burgos	(6,343,726)	—
Ku-Maloob-Zaap	(993,579)	—
Cuenca de Veracruz	(494,368)	—
Ogarrio Magallanes	(308,809)	—
Misión (Cee)	(297,469)	(28,424)
Cactus Sitio Grande	(123,472)	—
Cuenca de Mascupana	(1,035)	—
Crudo Ligero Marino	—	(1,045,288)
Ixtal - Manik	—	(1,335,000)
Costero	—	(160,569)

(Impairment)	(26,598,174)	(38,302,866)

Reversal of impairment, ne t	Ps. 28,192,228	10,633,701

Summary of reversal impairment loss for CGUs
As of June 30, 2021 and 2020, values in use for CGUs with impairment or reversal of impairment are:

		2021	2020
Ku-Maloob-Zaap	Ps.	649,487,778	841,469,387
Cuenca de Veracruz		166,211,278	103,282,178
Cantarell		137,428,547	131,401,801
Chuc		57,934,076	18,780,072
Aceite Terciario del Golfo		47,101,553	10,827,447
Antonio J. Bermudez		28,163,353	45,749,266
Cactus Sitio Grande		26,541,444	17,309,257
Ogarrio Magallanes		26,500,675	21,484,583
Crudo Ligero Marino		23,397,377	(9,234,885)
Tsimin Xux		22,906,019	16,532,723
Ixtal—Manik		15,760,675	10,805,971
Burgos		10,807,474	7,279,062
Poza Rica		8,275,931	13,409,099
Tamaulipas Constituciones		6,632,326	16,617,388
Arenque		5,843,838	8,949,799
Cuenca de Macuspana		1,020,364	23,478

Total	Ps.	1,234,012,708	1,254,686,626

PEMEX [member]
Statement [LineItems]
Summary of Net Impairment and Net Reversal of Impairment

		2021				2020
		Reversal of impairment	(Impairment)	Reversal of impairment / (Impairment), net		Reversal of impairment	(Impairment)	Reversal of impairment / (Impairment), net
Pemex Exploration and Production	Ps.	54,790,402	(26,598,174)	28,192,228	Ps.	48,936,567	(38,302,866)	10,633,701
Pemex Industrial Transformation		7,822,877	(3,932,505)	3,890,372		5,496,926	(8,206,051)	(2,709,125)
Pemex Logistics		109,860	—	109,860		—	—	—

Total	Ps.	62,723,139	(30,530,679)	32,192,460	Ps.	54,433,493	(46,508,917)	7,924,576